Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables (excluding non-financial liabilities)	R 930	R 769
Derivative financial liabilities	280	124
Financial liabilities	1,693	1,595
Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	242	702
Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	241	0
Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities	2	1
Derivative financial liabilities	194	95
Financial liabilities	6,398	5,682
Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,578	584
Due between two to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	R 1,624	R 5,002